Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Summary of Expense or Contra-Expense	For the years ended December 31, 2020 and 2019, the Company recorded the following amounts as expense or contra-expense, as applicable, related to these transactions:

	Provided by Thomson Reuters to Refinitiv Contra-expense		Provided by Refinitiv to Thomson Reuters (Expense)

	Year ended December 31,		Year ended December 31,

	2020	2019	2020	2019
Transitional services	8	26	(15)	(52)
Properties leased	23	39	(13)	(34)

Summary of Key Management Personnel Compensation, Including Directors	Key management personnel compensation, including directors, was as follows:

	Year ended December 31,

	2020	2019
Salaries and other benefits	41	60
Share-based payments	16	20
Total compensation	57	80